Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Discontinued Operations [Abstract]
Discontinued Operations
5.	Discontinued Operations

FSX Service

On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. Accordingly, there will not be any significant future cash flows related to these operations.

On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled the Company to terminate early the bareboat charters of the five foreign-built, U.S.-flag vessels that formerly operated in the FSX service. The Global Termination Agreement became effective April 9, 2012. In connection with the Global Termination Agreement, the Company adjusted the restructuring charge related to its vessel lease obligations originally recorded during the 4th quarter of 2011. Based on (i) the issuance to SFL of $40.0 million in aggregate principal amount of Second Lien Notes, (ii) the 9,250,000 warrants issued to SFL on April 9, 2012, (iii) fees associated with the vessel lease termination and reimbursement obligations to the SFL Parties, and (iv) the net present value of the vessel lease liability as of April 9, 2012, the Company recorded an additional restructuring charge of $14.1 million during the 2nd quarter of 2012, which was recorded as part of discontinued operations.

The following table presents the restructuring reserves at June 24, 2012, as well as activity during the year (in thousands):

	Balance at December 25, 2011	Payments	Provisions(1)	Adjustments(2)	Balance at June 24, 2012
Vessel leases, net of estimated sublease(2)	$77,060	$(8,159)	$4,150	$(72,300)	$751
Rolling stock per-diem and lease termination costs	9,921	(8,897)		—	1,024
Personnel related costs	5,330	(1,085)	442	—	4,687
Facility leases	135	(157)	22	—	—

Total	$92,446	$(18,298)	$4,614	$(72,300)	$6,462

(1)	The Company recorded the net present value of its future lease obligations, net of estimated sublease, during the fourth quarter of 2011. The $4.2 million recorded during the six months of 2012 represents non-cash accretion of the liability.
(2)	On April 5, 2012, the Company entered into a Global Termination Agreement which which enabled the Company to terminate these vessel leases in advance of the originally scheduled expiration date.

Logistics Operations

During 2011, the entire component comprising the third-party logistics operations was discontinued. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations.

The following table includes the major classes of assets and liabilities that have been presented as Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets (in thousands):

	June 24, 2012			December 25, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts receivable, net of allowance	$407	$232	$639	$4,414	$293	$4,707
Property and equipment, net	6,022	—	6,022	6,031	—	6,031
Deferred tax asset	1,239	—	1,239	620	—	620
Other assets	215	—	215	1,595	22	1,617

Total current assets of discontinued operations	$7,883	$232	$8,115	$12,660	$315	$12,975

	June 24, 2012			December 25, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts payable	$539	$—	$539	$1,312	$15	$1,327
Current restructuring liabilities	6,462	—	6,462	41,337	—	41,337
Other current liabilities	790	—	790	2,649	—	2,649

Total current liabilities of discontinued operations	7,791	—	7,791	45,298	15	45,313

Long-term portion of vessel lease obligation	—	—	—	51,109	—	51,109

Deferred tax liability	793	—	793	184	—	184

Total long-term liabilities of discontinued operations	793	—	793	51,293	—	51,293

Total liabilities of discontinued operations	$8,584	$—	$8,584	$96,591	$15	$96,606

The following table presents summarized financial information for the discontinued operations included in the Consolidated Statements of Operations (in thousands):

	Three Months Ended June 24, 2012			Three Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$401	$—	$401	$53,796	$3,099	$56,895
Operating (loss) income	(14,341)	—	(14,341)	(13,777)	2,145	(11,632)
Net (loss) income	(14,934)	—	(14,934)	(11,511)	1,590	(9,921)

	Six Months Ended June 24, 2012			Six Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$487	$—	$487	$98,430	$13,683	$112,113
Operating (loss) income	(16,491)	—	(16,491)	(26,469)	1,365	(25,104)
Net (loss) income	(20,641)	—	(20,641)	(24,604)	830	(23,774)

The following table presents summarized cash flow information for the discontinued operations included in the Consolidated Statements of Cash Flows (in thousands):

	Six Months Ended June 24, 2012			Six Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Net cash (used in) provided by operating activities	$(20,046)	$155	$(19,891)	$(26,073)	$5,098	$(20,975)

Net cash used in investing activities	—	—	—	(333)	(57)	(390)

Net (decrease) increase in cash from discontinued operations	$(20,046)	$155	$(19,891)	$(26,406)	$5,041	$(21,365)

6.	Discontinued Operations

FSX Service

During the third quarter of 2011, the Company began a review of strategic alternatives for its FSX service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. As such, there will not be any significant future cash flows related to these operations.

As a result of the shutdown of the FSX service, the Company recorded a pretax restructuring charge of $119.3 million during the fourth quarter of 2011. The following table presents the details of the $119.3 million restructuring charge recorded the year ended December 25, 2011 (in thousands):

Vessel leases, net of estimated sublease	$81,865
Rolling stock per-diem and lease termination costs	11,666
Non-cash write-off of FSX related assets	20,100
Personnel related costs	5,496
Facility leases	187

Total restructuring charge	$119,314

The following table presents the restructuring reserves at December 25, 2011, as well as activity during the year (in thousands):

	Balance at December 26, 2010	Provision	Payments	Balance at December 25, 2011
Vessel leases, net of estimated sublease(1)	$—	$81,865	$(4,805)	$77,060
Rolling stock per-diem and lease termination costs	—	11,666	(1,745)	9,921
Personnel related costs	—	5,496	(166)	5,330
Facility leases	—	187	(52)	135

Total	$—	$99,214	$(6,768)	$92,446

(1)	On April 5, 2012, the Company entered into an agreement to terminate these vessel leases. See Note 18 for additional details.

Logistics Operations

During 2011, the entire component comprising the third-party logistics operations was discontinued and former logistics customers are no longer customers of the Company. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations.

During the year ended December 26, 2010, the Company recorded a $5.0 million valuation allowance to adjust the carrying value of the net assets of its discontinued operations to the estimated fair value less costs to sell. As a result of better than expected cash collections of the accounts receivable, the Company reduced the valuation allowance against the net assets of its discontinued operations by $3.2 million during 2011, and decreased the 2011 loss from discontinued operations by the same amount.

The following table includes the major classes of assets that have been presented as assets and liabilities of discontinued operations in the Consolidated Balance Sheets (in thousands):

	December 25, 2011			December 26, 2010
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts receivable, net of allowance	$4,414	$924	$5,338	$18,014	$10,628	$28,642
Property and equipment, net	6,031	—	6,031	14,660	721	15,381
Deferred tax asset	620	—	620	226	648	874
Other assets	1,595	22	1,617	16,681	178	16,859

Subtotal	12,660	946	13,606	49,581	12,175	61,756
Valuation allowance	—	(631)	(631)	—	(4,983)	(4,983)

Total current assets of discontinued operations	$12,660	$315	$12,975	$49,581	$7,192	$56,773

	December 25, 2011			December 26, 2010
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts payable	$1,312	$15	$1,327	$3,904	$890	$4,794
Current restructuring liabilities	41,337	—	41,337	—	—	—
Other current liabilities	2,649	—	2,649	7,778	2,809	10,587

Total current liabilities of discontinued operations	45,298	15	45,313	11,682	3,699	15,381
Long-term portion of vessel lease obligation	51,109	—	51,109	—	—	—
Deferred tax liability	184	—	184	338	—	338

Total long-term liabilities of discontinued operations	51,293	—	51,293	338	—	338

Total liabilities of discontinued operations	$96,591	$15	$96,606	$12,020	$3,699	$15,719

The following table presents summarized financial information for the discontinued operations included in the Consolidated Statements of Operations (in thousands):

	December 25, 2011			December 26, 2010			December 20, 2009
	FSX Service	Logistics	Total	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$177,958	$13,762	$191,720	$162,450	$52,157	$214,607	$144,863	$34,266	$179,129
Restructuring charge	119,314	—	119,314	—	—	—	—	—	—
Operating (loss) income	(180,002)	2,114	(177,888)	(10,742)	(11,974)	(22,716)	(2,136)	(5,087)	(7,223)
Net (loss) income	(177,793)	1,570	(176,223)	(10,725)	(11,670)	(22,395)	(2,156)	(4,865)	(7,021)

The following table presents summarized cash flow information for the discontinued operations included in the Consolidated Statements of Cash Flows (in thousands):

	December 25, 2011
	FSX Service	Logistics	Total
Net cash (used in) provided by operating activities	$(54,527)	$3,939	$(50,588)
Net cash used in investing activities	(647)	(58)	(705)

Net change in cash from discontinued operations	$(55,174)	$3,881	$(51,293)

	December 26, 2010
	FSX Service	Logistics	Total
Net cash used in operating activities	$(8,599)	$(8,409)	$(17,008)
Net cash used in investing activities	(307)	(238)	(545)

Net change in cash from discontinued operations	$(8,906)	$(8,647)	$(17,553)

	December 20, 2009
	FSX Service	Logistics	Total
Net cash used in operating activities	$(1,910)	$(3,583)	$(5,493)
Net cash used in investing activities	(3,159)	(119)	(3,278)

Net change in cash from discontinued operations	$(5,069)	$(3,702)	$(8,771)